Parent Entity Information - Summary of Parent Entity Information (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Statement of profit or loss and other comprehensive income
Loss after income tax benefit for the year	$ (11,640)	$ (5,690)	$ (24,778)
Total comprehensive income	(11,703)	(5,656)	(24,797)
Statement of financial position
Total current assets	20,895	22,162
Total assets	21,339	22,666
Total current liabilities	2,547	1,125
Total liabilities	2,595	1,160
EQUITY
Issued capital	164,087	155,580
Share-based payments reserve	2,840	2,959
Accumulated losses	(146,835)	(135,748)
TOTAL EQUITY	18,744	21,506	$ 18,837	$ 23,878
Parent [Member]
Statement of profit or loss and other comprehensive income
Loss after income tax benefit for the year	(13,566)	(5,835)
Total comprehensive income	(13,566)	(5,835)
Statement of financial position
Total current assets	19,461	21,421
Total assets	19,639	22,868
Total current liabilities	2,351	969
Total liabilities	2,399	1,004
EQUITY
Issued capital	164,087	155,580
Share-based payments reserve	2,840	2,959
Accumulated losses	(149,687)	(136,675)
TOTAL EQUITY	$ 17,240	$ 21,864